Liabilities related to associates and joint ventures - Movements of provision (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Events with significant effect on the income statement
Current liabilities		$ 13,845	$ 9,111
Non-current liabilities		38,875	34,247
Total liabilities		52,720	43,358
Fundao dam rupture and de-characterization of germano dam
Events with significant effect on the income statement
Balance at beginning of the period		1,121	996
Payments		(315)	(290)
Interest accretion		200	165
Provision increase		758	403
Translation adjustment		(64)	(153)
Balance at end of the period		1,700	1,121
Current liabilities		516	289
Non-current liabilities		$ 1,184	$ 832
Fundacao Renova
Events with significant effect on the income statement
Proportion of interest for obligations	50.00%	50.00%
Remaining term of agreement	11 years	11 years
Provision increase	R$ 1,963	$ 501
Germano dam
Events with significant effect on the income statement
Provision increase	R$ 993	$ 257